Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (3,019,356)	$ (23,550,966)	$ 11,870,254	$ 12,105,673